Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases are as follows:

	2017 $m	2016 $m
Due within one year	56	53
One to two years	46	49
Two to three years	45	43
Three to four years	60	41
Four to five years	30	58
More than five years	297	346

	534	590